ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Liabilities related with the Smart ID acquisition	$ 813	$ 2,833
Accrued marketing expenses	437	284
Employees Benefits	417
Authorities	277
Overheads	255
Legal service providers	93	201
Other accrued expenses	463	318
Accrued expenses and other liabilities	$ 2,755	$ 3,636